Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 23,468	₩ 21,237	₩ 22,502
Severance benefits		651	731	419
Share-based payment transactions	[1]	2,628	12,343	4,944
Key management personnel compensation		₩ 26,747	₩ 34,311	₩ 27,865

[1]	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.